PREFERRED STOCK (Details Narrative) - USD ($)			6 Months Ended	12 Months Ended
	Mar. 03, 2023	Feb. 02, 2018	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2017
Preferred stock, shares authorized			35,000,000	35,000,000	35,000,000
Preferred stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, designated value						$ 1,000
Preferred stock, shares issued			10,000,000	10,000,000	10,000,000	10,000,000
Series A Preferred Stock [Member]
Description of preferred stock, Voting rights			10,000,000 Series A preferred which carries super voting rights. Each preferred share carries 20 votes	10,000,000 Series A preferred which carries super voting rights. Each preferred share carries 20 votes.
Business acquisition transaction description		acquired Elite Beverage International through a 1:1 preferred share exchange as follows. 10,000,000 Series A preferred shares of Elite Performance Holdings Corp. in exchange for 10,000,000 Series A preferred shares of Elite Beverage International Inc.
Transferred ownership of preferred shares	5,000,000